Investment Strategy - First Trust Flexible Municipal High Income ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. Municipal debt securities are generally issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and other instrumentalities. The Fund may invest in a range of municipal securities, including, but not limited to, municipal lease obligations (and certificates of participation in such obligations), municipal general obligation bonds, municipal revenue bonds, municipal notes, municipal cash equivalents, private activity bonds (including without limitation industrial development bonds), and pre-refunded and escrowed to maturity bonds. In addition, the Fund may invest in inverse floating rate securities issued by tender option bond (“TOB”) trusts and securities issued by custodial receipt trusts, each of which are investment vehicles the underlying assets of which are municipal bonds. The Fund may invest without limitation in municipal securities that pay interest and generate income subject to federal and state alternative minimum tax.The Fund may invest in municipal debt securities of any duration, maturity or credit quality, but will focus on longer duration, higher yielding municipal debt securities, including municipal debt securities that are rated below investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor") to be of comparable quality, also known as “junk” bonds. Additionally, for newly-issued municipal debt securities, the Advisor may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund may invest up to 10% of its net assets in municipal debt securities that are currently in default ("Distressed Securities"). If, subsequent to purchase by the Fund, a municipal debt security held by the Fund goes into default, the Fund may continue to hold the security and it will not cause the Fund to violate the 10% investment limitation; however, the defaulted municipal debt security will be taken into account for purposes of determining whether purchases of additional municipal debt securities will cause the Fund to violate its limitation on holding Distressed Securities.